Debt (Details) - Schedule of Convertible Notes and Other Related Party Debt - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Convertible Notes and Other Related Party Debt [Line Items]
Principal	$ 14,150,000	$ 21,598,000
Debt Discount	(1,404,352)
Accrued Interest		2,272,993
Total	12,745,648	23,870,993	$ 36,262,418
Revolving Loan Facility [Member]
Schedule of Convertible Notes and Other Related Party Debt [Line Items]
Principal	12,700,000
Debt Discount
Accrued Interest
Total	12,700,000
Convertible Note Payable [Member]
Schedule of Convertible Notes and Other Related Party Debt [Line Items]
Principal	1,450,000
Debt Discount	(1,404,352)
Accrued Interest
Total	$ 45,648
Other related party debt [Member]
Schedule of Convertible Notes and Other Related Party Debt [Line Items]
Principal		12,598,000
Debt Discount
Accrued Interest		2,272,993
Total		14,870,993
Revolving Loan Facility [Member]
Schedule of Convertible Notes and Other Related Party Debt [Line Items]
Principal		9,000,000
Debt Discount
Accrued Interest
Total		$ 9,000,000